Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	REALTY INCOME CORP
Entity Central Index Key	0000726728
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011